Financial Assets - Summary of Fair Value Hierarchy of Financial Assets (Detail) - Debt securities [member] - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Debt securities	¥ 1,700,806	¥ 1,638,271
Government bonds [member]
Disclosure of financial assets [line items]
Debt securities	417,814	382,413
Government agency bonds [member]
Disclosure of financial assets [line items]
Debt securities	1,080,854	969,584
Corporate bonds [member]
Disclosure of financial assets [line items]
Debt securities	186,145	219,793
Subordinated bonds [member]
Disclosure of financial assets [line items]
Debt securities	15,993	66,481
Quoted prices in active markets Level 1 [member]
Disclosure of financial assets [line items]
Debt securities	346,067	150,452
Quoted prices in active markets Level 1 [member] | Government bonds [member]
Disclosure of financial assets [line items]
Debt securities	240,597	68,300
Quoted prices in active markets Level 1 [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Debt securities	104,751	74,241
Quoted prices in active markets Level 1 [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Debt securities	719	7,911
Significant observable inputs Level 2 [member]
Disclosure of financial assets [line items]
Debt securities	1,354,739	1,487,819
Significant observable inputs Level 2 [member] | Government bonds [member]
Disclosure of financial assets [line items]
Debt securities	177,217	314,113
Significant observable inputs Level 2 [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Debt securities	976,103	895,343
Significant observable inputs Level 2 [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Debt securities	185,426	211,882
Significant observable inputs Level 2 [member] | Subordinated bonds [member]
Disclosure of financial assets [line items]
Debt securities	¥ 15,993	¥ 66,481